Accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable and prepaid expenses

4. Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consists of the following:

	December 31,	December 31,
	2025	2024

Prepaid expenses and deposits	$380,288	$464,380
HST and interest receivable	157,909	125,978
U.S. Environment Protection Agency overpayment (note 9)	-	100,000
Total	$538,197	$690,358